Collaboration Cost for Sales Partners (Details)	12 Months Ended
Dec. 31, 2019 CNY (¥)
Collaboration cost for sales partners	¥ (174,042,054)
Cost of Sales [Member] | Maximum [Member]
loans issued to the borrowers, percentages	25.00%
Cost of Sales [Member] | Minimum [Member]
loans issued to the borrowers, percentages	10.00%